Leases - Schedule of Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Cash paid for amounts included in the measurements of lease liabilities:
Cash paid for amounts included in the measurements of lease liabilities, operating cash flows	$ (460)	$ (10)	$ (1,712)
Operating cash inflows/(outflows) from finance leases			0
Financing cash inflows/(outflows) from finance leases			0
Right-of-use assets obtained in exchange for operating leases liabilities	$ 251		0
Operating leases			5,243
Finance leases			$ 0